Guarantees (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Guarantee Obligations [Line Items]
Environmental, health and safety, tax employment matters	$ 186	$ 189
Balance as of January 1	1,360	1,332
Warranties and performance guarantees issued	337	313
Settlements made	(344)	(287)
Other	(40)	2
Balance as of December 31	1,313	1,360
Credit Facilities And Debt Obligations Unconsolidated Subsidiaries (expire 2015 to 2034)
Guarantee Obligations [Line Items]
Maximum Potential Payment	211	231
Carrying Amount of Liability	15	6
Commercial aerospace financing arrangements (see Note 5)
Guarantee Obligations [Line Items]
Maximum Potential Payment	632	615
Carrying Amount of Liability	21	25
Performance Guarantee
Guarantee Obligations [Line Items]
Maximum Potential Payment	136	150
Guarantee Type Increase	81
Carrying Amount of Liability	$ 0	$ 0